Cover	6 Months Ended
Jun. 30, 2024
Cover [Abstract]
Entity Registrant Name	EASON TECHNOLOGY LIMITED
Entity Central Index Key	0001499494
Document Type	6-K
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Period End Date	Jun. 30, 2024
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2024
Entity File Number	001-34958
Entity Address Address Line 1	23rd Floor, Lianfa International Building
Entity Address Address Line 2	128 Xudong Road
Entity Address Address Line 3	Wuchang District
Entity Address City Or Town	Wuhan City
Entity Address Postal Zip Code	430063